PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Total	$ 3,434,203	$ 3,424,079
Less accumulated depreciation	(152,930)	(116,708)
Property and equipment, net	3,281,273	3,307,371
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	3,088,839	3,114,032
Building fixtures, facilities, and furniture
PROPERTY AND EQUIPMENT, NET
Total	193,299	187,826
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total	20,972	21,143
Landscaping
PROPERTY AND EQUIPMENT, NET
Total	21,861	22,039
Office Equipment and Fixtures
PROPERTY AND EQUIPMENT, NET
Total	30,638	31,306
Auto
PROPERTY AND EQUIPMENT, NET
Total	41,026	41,361
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total	$ 37,568	$ 6,372